Discontinued Operations and Assets Held for Sale	12 Months Ended
Dec. 31, 2010
Discontinued Operations and Assets Held for Sale [Abstract]
Discontinued Operations and Assets Held for Sale
NOTE 13 — Discontinued Operations and Assets Held for Sale
We report as discontinued operations real estate assets that meet the definition of a component of an entity and have been sold or meet the criteria to be classified as held for sale. We include all results of these discontinued operations, less applicable income taxes, in a separate component of income on the consolidated statements of operations under the heading “income from discontinued operations, net.” This treatment resulted in the retrospective adjustment of the 2010, 2009 and 2008 statements of operations and the 2010 and 2009 balance sheets to reflect as discontinued operations all properties sold or classified as held for sale as of June 30, 2011.
We are currently marketing for sale certain real estate properties that are inconsistent with our long-term investment strategy. At the end of each reporting period, we evaluate whether such properties meet the criteria to be classified as held for sale, including whether such properties are expected to be sold within 12 months. Additionally, certain properties that do not meet all of the criteria to be classified as held for sale at the balance sheet date may nevertheless be sold and included in discontinued operations in the subsequent 12 months; thus the number of properties that may be sold during the subsequent 12 months could exceed the number classified as held for sale. At December 31, 2010 and 2009, after adjustments for properties that were sold or classified as held for sale as of June 30, 2011, we had 29 and 80 properties with an aggregate of 4,750 and 12,939 units, respectively, classified as held for sale. Amounts classified as held for sale in the accompanying consolidated balance sheets as of December 31, 2010 and 2009 are as follows (in thousands):

	December 31,	December 31,
	2010	2009
Real estate, net	$146,827	$428,510
Other assets	2,049	6,741

Assets held for sale	$148,876	$435,251

Property debt	$112,034	$348,202
Other liabilities	1,255	7,698

Liabilities related to assets held for sale	$113,289	$355,900

During the years ended December 31, 2010, 2009 and 2008, we sold 51, 89 and 151 consolidated properties with an aggregate 8,189, 22,503 and 37,202 units, respectively. For the years ended December 31, 2010, 2009 and 2008, discontinued operations includes the results of operations for the periods prior to the date of sale for all properties sold or classified as held for sale as of June 30, 2011.
The following is a summary of the components of income from discontinued operations for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	2010	2009	2008
Rental and other property revenues	$77,335	$248,989	$560,561
Property operating and other expenses	(43,873)	(135,823)	(291,115)
Depreciation and amortization	(23,145)	(78,010)	(148,903)
Provision for operating real estate impairment losses	(12,961)	(54,530)	(27,420)

Operating (loss) income	(2,644)	(19,374)	93,123
Interest income	359	423	2,059
Interest expense	(13,976)	(48,118)	(107,914)
Gain on extinguishment of debt	—	259	—

Loss before gain on dispositions of real estate and income taxes	(16,261)	(66,810)	(12,732)
Gain on dispositions of real estate	94,901	221,770	800,270
Income tax (expense) benefit	(7,322)	579	(43,643)

Income from discontinued operations, net	$71,318	$155,539	$743,895

Income from discontinued operation attributable to:
Noncontrolling interests in consolidated real estate partnerships	(25,898)	$(60,848)	$(149,492)

The Partnership	$45,420	$94,691	$594,403

Gain on dispositions of real estate is reported net of incremental direct costs incurred in connection with the transactions, including any prepayment penalties incurred upon repayment of property loans collateralized by the properties being sold. Such prepayment penalties totaled $4.5 million, $29.0 million and $64.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. We classify interest expense related to property debt within discontinued operations when the related real estate asset is sold or classified as held for sale. As discussed in Note 2, during the years ended December 31, 2010 and 2009, we allocated $4.7 million and $10.1 million, respectively, of goodwill related to our real estate segment to the carrying amounts of the properties sold or classified as held for sale during the applicable periods. Of these amounts, $4.1 million and $8.7 million, respectively, were reflected as a reduction of gain on dispositions of real estate and $0.6 million and $1.4 million, respectively, were reflected as an adjustment of impairment losses.